INCOME TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Dutch, US and other national tax laws.

Nebius Group N.V. is incorporated in the Netherlands, and its taxable profits are subject to income tax at the rate of 25.8% for the years ended December 31, 2022, 2023 and 2024.

Income tax provision related to the Group’s continuing operations for the years ended December 31, 2022, 2023 and 2024 consisted of the following:

	2022	2023	2024
Current tax benefit - Netherlands	—	—	(2.0)
Current tax expense - other	3.6	3.6	4.4
Total current tax expense	3.6	3.6	2.4
Deferred tax benefit - other	(2.5)	(1.5)	(2.9)
Total deferred tax benefit	(2.5)	(1.5)	(2.9)
Total income tax expense	1.1	2.1	(0.5)

The components of loss before income tax expense for the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
Loss before income tax expense - Netherlands	(64.3)	(193.4)	(312.1)
Loss before income tax expense - other	(114.6)	(146.0)	(81.9)
Total loss before income tax expense	(178.9)	(339.4)	(394.0)

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income/(loss) before income taxes reconciled to the reported amount of income tax expense was as follows for the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
Expected income at Dutch statutory income tax rate of 25.8%	(46.2)	(87.6)	(101.7)
Effect of:
Allocation of expenses from legal entities of disposed businesses	37.1	24.6	—
Non-deductible share-based compensation	2.5	7.5	5.2
Other expenses not deductible for tax purposes	1.4	18.3	8.1
Non-taxable inter-company dividends distribution	—	(5.7)	(7.9)
Difference in foreign tax rates	0.9	5.4	3.6
Change in valuation allowance	4.1	38.9	93.0
Other	1.3	0.7	(0.8)
Income tax expense	1.1	2.1	(0.5)

Movements in the valuation allowance were as follows:

	2022	2023	2024
Balance at the beginning of the period	(22.3)	(26.4)	(85.8)
Charged to expenses	(4.1)	(38.9)	(93.0)
Foreign currency translation adjustment	—	—	—
Other	—	(20.5)	—
Balance at the end of the period	(26.4)	(85.8)	(178.8)

Temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities and carryforwards gave rise to the following deferred tax assets and liabilities as of December 31, 2023 and 2024:

	2023	2024
Assets/(liabilities) arising from the tax effect of:
Deferred tax asset
Accrued expenses	2.6	2.3
Net operating loss carryforward	43.0	107.2
Intangible assets	14.6	49.3
Property and equipment	11.4	19.0
Operating lease liabilities	2.0	10.1
Other	23.1	9.9
Total deferred tax asset	96.7	197.8
Valuation allowance	(85.8)	(178.8)
Total deferred tax asset, net of valuation allowance	10.9	19.0
Deferred tax liability
Property and equipment	(0.3)	(0.1)
Intangible assets	(0.1)	—
Deferred expenses	(0.6)	—
Operating lease assets	(2.6)	(10.5)
Other	(1.4)	(0.6)
Total deferred tax liability	(5.0)	(11.2)
Net deferred tax asset	5.9	7.8

As of December 31, 2024, the Company had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of $79.0, which can be carried forward indefinitely. However, losses can only be fully deducted (on an annual basis) up to an amount of EUR 1 million plus 50% of the taxable profit that exceeds EUR 1 million.

As of December 31, 2024, the Dutch entities of the Group (other than the Company) also had NOLs for Dutch income tax purposes in the amount of $252.9.

NOLs for other jurisdictions income tax purposes amounted to $104.0 as of December 31, 2024 and related mostly to the USA, where such losses can be carried forward indefinitely.

The tax years 2021 – 2024 remain open for examination by the Dutch tax authorities with respect to the Company and Dutch subsidiaries.